INCOME TAXES - Reconciliation of Effective Income Tax Rate (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Earnings before income tax	$ 3,219	$ 1,665
Canadian statutory tax rate (percent)	23.60%	23.30%
Income tax at statutory rate	$ 760	$ 388
Tax rate changes and foreign rate differential	(27)	(19)
Changes in estimate and other	(40)	21
Permanent items	19	12
Unrecognized tax attribute	6	21
Income in equity accounted investee	(10)	0
Non-taxable gain on PGI Transaction	(260)	0
Deferred tax transferred due to PGI Transaction	(200)	0
Income tax expense (Note 11)	$ 248	$ 423
Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Effective tax rate	25.40%
Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Effective tax rate	7.70%